Sales and marketing expenses (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Sales and marketing expenses
Consulting	$ 40,921	$ 84,489	$ 264,750	$ 204,004
Marketing	153,111	142,372	441,254	356,226
Salaries	258,776	129,945	559,342	272,820
Total sales and marketing expenses	$ 452,808	$ 356,806	$ 1,265,346	$ 833,050